Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Inventory Disclosure [Line Items]
Inventories	€ 320	€ 387	€ 410
Gross
Schedule of Inventory Disclosure [Line Items]
Inventories	353	420	443
Inventories write-down
Schedule of Inventory Disclosure [Line Items]
Inventories	€ (33)	€ (33)	€ (33)